Variable Interest Entities (“VIEs”) - Schedule of Information Related to Consolidated VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2026 USD ($)
Schedule of Information Related to Consolidated VIEs [Line Items]
Total assets	¥ 4,925,138		¥ 3,365,977		$ 725,874
Total current liabilities	249,989		573,994		36,843
Total liabilities	260,699		1,177,869		$ 38,421
Net revenues	183,361	$ 27,024
Net (loss) income	(187,208)	(27,592)	(195,963)	(289,670)
Net cash (used in) generated from operating activities	(103,413)	(15,243)	71,467	57,734
Net cash generated from/(used in) investing activities	(108,447)	(15,984)	(327,099)	234,160
Net cash generated from/(used in) financing activities	123,742	$ 18,237	(14,189)	(86,841)
VIE [Member]
Schedule of Information Related to Consolidated VIEs [Line Items]
Total assets			119,599
Total current liabilities			32,212
Total liabilities			39,158
Net revenues	9,485		146,160	144,024
Operating costs and expenses	(7,566)		(167,203)	(170,787)
Net (loss) income	2,277		(4,338)	(37,038)
Net cash (used in) generated from operating activities	8,085		(4,413)	(69,861)
Net cash generated from/(used in) investing activities	(183)		(42,233)	44,413
Net cash generated from/(used in) financing activities			32,375	(20,137)
Net increase/(decrease) in cash, cash equivalents and restricted cash	7,902		¥ (14,271)	¥ (45,585)
VIE [Member] | New VIE Agreements [Member]
Schedule of Information Related to Consolidated VIEs [Line Items]
Total assets	133,572
Total current liabilities	101,151
Total liabilities	101,522
Net revenues	153,734
Operating costs and expense	149,280
Net (loss) income	23,150
Net cash (used in) generated from operating activities	(13,330)
Net cash generated from/(used in) investing activities	(595)
Net cash generated from/(used in) financing activities	2,140
Net increase/(decrease) in cash, cash equivalents and restricted cash	¥ (11,785)